Financial Instrument - Schedule of Financial Instrument (Details)	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 SGD ($)	Mar. 31, 2025 SGD ($)
Schedule of Financial Instrument [Abstract]
Financial instrument, beginning	$ 183,533	$ 236,771	$ 231,293
Net fair value change (Note 4)	(2,369)	(3,056)	5,478
Financial instrument, ending	$ 181,164	$ 233,715	$ 236,771